UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-3493

                         American Federation of Labor -
                      Congress of Industrial Organizations
                            Housing Investment Trust
               (Exact name of registrant as specified in charter)

             1717 K Street, N.W., Suite 707, Washington, D.C. 20036
               (Address of principal executive offices) (Zip code)

                                 Kenneth G. Lore
                               Swidler Berlin LLP
             3000 K Street, N.W., Suite 300, Washington, D.C., 20007
                     (Name and address of agent for service)

                                 (202) 331-8055
              (Registrant's telephone number, including area code)

Date of fiscal year end: December 31
Date of reporting period: June 30, 2005

Item 1. Reports to Stockholders.

A copy of the 2005 Semi-Annual Report (the "Report") of the AFL-CIO Housing Investment Trust (the "Trust") transmitted to Trust participants pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (17 CFR 270.30e-1) (the "Act"), is included herewith.

                        AFL-CIO Housing Investment Trust

                                     [LOGO]

                        Semi-Annual Report  June 30, 2005

                                    [PHOTO]

                                    [PHOTO]

--------------------------------------------------------------------------------
[PHOTO] Report to Participants
--------------------------------------------------------------------------------

For the six months ended June 30, 2005, the AFL-CIO Housing Investment Trust (HIT or the Trust) achieved a total net return of 2.88 percent. The HIT led its benchmark, the Lehman Brothers Aggregate Bond Index (Lehman Aggregate), by 37 basis points for the six-month period. Net returns for the one-, three-, five-, and ten-year periods ending June 30 were 7.01 percent, 5.64 percent, 7.65 percent, and 7.25 percent, respectively. At mid-year, the HIT had approximately $3.6 billion in assets under management for 415 investors, including three new investors in 2005.

Strategy for Competitive Returns

The HIT's favorable performance relative to the Lehman Aggregate in the first half of the year reflected the success of its strategy of managing the portfolio for superior credit quality and similar interest rate risk, as compared to the benchmark, while generating higher income. The HIT's overweight in high credit quality investments yielded strong returns in a challenging market environment. Higher-credit fixed-income investments significantly outperformed riskier assets, including equities and corporate bonds rated below A.

Multifamily mortgage-backed securities (MBS) performed well throughout the first half of the year, while the weakness of large corporate bond issuers caused significant volatility in the credit sector of the fixed-income market. The Trust's specialization in multifamily MBS insured, issued, guaranteed, or backed by U.S. government agencies or government-sponsored enterprises allowed the portfolio to achieve superior risk-adjusted returns.

Despite the Federal Reserve's continued tightening of monetary policy and its expressed concerns about the low level of long-term interest rates, long-term rates fell in the first six months of 2005.

The HIT expects to continue to manage risk defensively during the balance of the year by maintaining its slightly short duration bias as compared to the Lehman Aggregate. Any further increases in the federal funds rate may cause the yield curve to continue to flatten. The HIT may respond to further flattening of the yield curve by gradually moderating its barbell strategy. The most significant risk to the HIT is wider swap spreads. In creasing cash and Treasury investments can help offset some of the negative effects of wider spreads, but yield would be sacrificed. The HIT will continue to place emphasis on innovative financing structures for multifamily mortgage investments that other attractive relative value, compared to other fixed-income investments.

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

      Comparison of $50,000 Investment in the Trust and Lehman Aggregate(1)
                                ($ in Thousands)

                 AFL-CIO Housing             Lehman Brothers
                 Investment Trust         Aggregate Bond Index(2)
     Jun. 95           50.00                      50.00
     Jun. 96           53.15                      52.51
     Jun. 97           58.34                      56.79
     Jun. 98           64.48                      62.77
     Jun. 99           66.58                      64.75
     Jun. 00           69.61                      67.70
     Jun. 01           77.44                      75.31
     Jun. 02           85.36                      81.80
     Jun. 03           94.08                      90.31
     Jun. 04           94.05                      90.60
     Jun. 05          100.65                      96.76

                    $100,647                    $96,763

                         Average Annual Total Return(1)

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

           AFL-CIO Housing Investment   Lehman Brothers Aggregate
                      Trust                   Bond Index(2)
           --------------------------   -------------------------
1 Year                7.01%                       6.80%

3 Years               5.64%                       5.76%

5 Years               7.65%                       7.40%

10 Years              7.25%                       6.83%

(1) Past performance is no guarantee of future results. Economic and market conditions change, and both will cause investment return, principal value, and yield to fluctuate so that a participant's units when redeemed may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.aflcio-hit.com.

(2) The Lehman Brothers Aggregate Bond Index is an unmanaged index. It is not available for direct investment; its returns would be lower if they reflected the expenses associated with active management of an actual portfolio.

     Investors should consider the Trust's investment objectives, risks and expenses carefully before investing. A prospectus containing more complete information may be obtained from the Trust by calling the Marketing and Investor Relations Department collect at 202-331-8055, or by viewing the HIT website at www.aflcio-hit.com. The prospectus should be read carefully before investing.


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                                                     2005 Semi-Annual Report | 1
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

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[PHOTO] Report to Participants
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Multifamily Housing

The HIT issued $70.3 million in financing commitments for multifamily housing in the first six months of 2005. These commitments will provide for the creation or preservation of more than 2,270 units of housing, all of which are affordable to households with low or moderate incomes. The five multifamily projects financed during this period include four new construction or substantial rehabilitation projects, with total development costs of $57.3 million, and one project which will preserve 1,712 units of affordable housing.

Housing Production Program: During this period, the HIT entered into a new housing production program with the Illinois Housing Development Authority
(IHDA). The HIT expects to invest $250 million over the next five years in IHDA securities that will be used to finance approximately 2,500 units of affordable rental housing for working families across the state. The agreement with IHDA is seen as a model for similar agreements that the HIT is seeking to develop with other state housing finance agencies. The HIT expects these relationships will help it to expand its loan volume at a time when the use of Federal Housing Administration financing has been declining in the urban areas where the HIT has traditionally been most active. The HIT anticipates that new initiatives, like that with IHDA, will lay the foundation for the next generation of HIT housing investments.

Community Investment Initiatives: Three and a half years after launching its New York City Community Investment Initiative, the HIT has achieved over 83 percent of its five-year target of $250 million in multifamily investments in that city. A total of $209 million has been invested to date in multifamily housing units, of which 90 percent are affordable to low or moderate income households. With the success of the community investment initiative in New York, the HIT is working to establish a similar program to spur housing investments in Chicago. Through this Chicago Community Investment Plan, the HIT will seek to invest $250 million in multifamily housing in the Chicago area over the next five years. The HIT will launch the Chicago initiative in July.

                            Portfolio Distribution*

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Multifamily Permanent Mortgage-Backed Securities,               43.7%
Single Family Mortgage-Backed Securities,                       30.5%
State Housing Finance Agency Securities,                         0.2%
Multifamily Construction Mortage-Backed Securities,             11.9%
Construction and Permanent Mortgages,                            2.8%
U.S. Treasury & Government-Sponsored Enterprise Securities,      9.7%
Cash and Cash Equivalents,                                       1.2%

*Includes funded and unfunded commitments as of June 30, 2005.

[GRAPHIC]

Cecil Newman Apartments, Minneapolis, MN, with 64 units of affordable housing, is an $11.1 million new construction project for which the HIT committed $4.0 million.

[GRAPHIC]

Phalen Senior Apartments, St. Paul, MN, is an $11.1 million new construction project that will offer 73 units of affordable rental housing for seniors. The HIT has committed $5.65 million.


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AFL-CIO Housing Investment Trust | 2
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

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[GRAPHIC] Report to Participants
--------------------------------------------------------------------------------

Homeownership

The HIT HOME homeownership program, now in its fifth year, originated more than 1,260 mortgage loans for union members and municipal employees in the first six months of 2005, with a loan volume of $216 million. This joint effort with Countrywide Home Loans and Fannie Mae has provided more than $1.4 billion in mortgage loans to over 9,800 union and public employee households since its inception in late 2000.

HIT HOME actively reaches out to first-time homebuyers and to groups that have traditionally been underserved by mortgage lenders, with special focus on African-American and Hispanic households.

HIT HOME has played an important role in the success of HIT's New York City Community Investment Initiative, originating $318 million in mortgage loans for New York City union members and public employees since January 2002. This number exceeds HIT HOME's five-year New York target of $250 million by more than 25 percent in just three and a half years. In Chicago, where HIT is planning a similar community investment initiative, HIT HOME will seek to increase homeownership opportunities for Chicago's working families with $250 million in mortgage loans over the next five years.

Through HIT HOME, the HIT seeks to make homeownership more affordable for working families. HIT HOME offers homebuyer education, savings on closing costs, and a wide selection of financing options.

[PHOTO]

New Homeowners: Brandy, Payton, and Steve Hunter, Geneva, Illinois

   "HIT HOME turned out to be the best program for us. Now that we own our own home, it is a great feeling."

                                                  -- Steve Hunter, IBEW Local 21


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                                                     2005 Semi-Annual Report | 3
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

--------------------------------------------------------------------------------
Trustees
--------------------------------------------------------------------------------

Richard Ravitch, Chairman*
Principal, Ravitch, Rice & Co. LLC

John J. Sweeney*
President, AFL-CIO

Richard L. Trumka
Secretary-Treasurer, AFL-CIO

Linda Chavez-Thompson
Executive Vice President, AFL-CIO

John J. Flynn
President, International Union of
Bricklayers and Allied Craftworkers

Stephen Frank
Independent Consultant; formerly Vice
President and Chief Financial Officer, The
Small Business Funding Corporation

Frank Hurt
President, Bakery, Confectionery & Tobacco
Workers and Grain Millers International Union

George Latimer
Distinguished Visiting Professor of Urban
Land Studies at Macalester College

Jack Quinn
President, Cassidy & Associates; formerly
Member of Congress, 27th District, New York

Marlyn J. Spear
Chief Investment Officer, Milwaukee
and Vicinity Building Trades United
Pension Trust Fund

Tony Stanley*
Executive Vice President (Retired) and
Director, TransCon Builders, Inc.

Edward C. Sullivan
President, Building and Construction
Trades Department, AFL-CIO

Jon F. Walters
Secretary-Treasurer, International
Brotherhood of Electrical Workers

James A. Williams
General President, International Union of
Painters and Allied Trades of the
United States and Canada

*Executive Committee member.

Leadership

Stephen Coyle
Chief Executive Officer

Helen R. Kanovsky
Chief Operating Officer

Michael M. Arnold
Senior Executive Vice President
Marketing, Investor
and Labor Relations

Erica Khatchadourian
Chief Financial Officer

John Hanley
Executive Vice President
Investments and Portfolio Management

Chang Suh, CFA
Executive Vice President
Chief Portfolio Manager

Stephanie H. Wiggins
Chief Investment Officer
Multifamily Finance

Marcie Cohen
Senior Vice President

Harpreet S. Peleg
Acting Controller

Mary C. Moynihan
General Counsel

Nicholas Milano
Chief Compliance Officer and
Associate General Counsel

Carol Nixon
Director, New York City Office

Aaron Prince
Director, Western Regional Office
--------------------------------------------------------------------------------

Corporate Counsel
Swidler Berlin LLP
Washington, DC

Securities Counsel
Wilmer Cutler Pickering Hale and Dorr LLP
Washington, DC

Independent Registered Public
Accounting Firm
Ernst & Young LLP
Philadelphia, PA

Investment Adviser
Wellington Management Company, LLP
Boston, MA

Transfer Agent
PFPC Inc.
Wilmington, DE

Custodian
PFPC Trust Company
Philadelphia, PA


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AFL-CIO Housing Investment Trust | 4
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

                                     [PHOTO]

                        AFL-CIO Housing Investment Trust

                                     [LOGO]

                       Financial Statements  June 30, 2005

--------------------------------------------------------------------------------
Statement of Assets and Liabilities
June 30, 2005 (Dollars in thousands, unless otherwise noted; unaudited)
--------------------------------------------------------------------------------

Assets
   Investments, at fair value (amortized cost $3,538,389)*    $       3,636,248
   Cash                                                                     924
   Accrued interest receivable                                           20,039
   Receivables for investments sold                                      21,102
   Accounts receivable                                                      121
   Prepaid expenses and other assets                                      1,895
-------------------------------------------------------------------------------
   Total Assets                                                       3,680,329
-------------------------------------------------------------------------------

Liabilities
   Accounts payable and accrued expenses                                  1,947
   Payables for investments purchased                                    45,880
   Redemptions payable                                                   41,483
   Refundable deposits                                                      559
   Income distribution payable, net of dividends reinvested
   of $12,169                                                             1,978
-------------------------------------------------------------------------------
   Total Liabilities                                                     91,847
-------------------------------------------------------------------------------

Net Assets Applicable to Participants' Equity --
   Certificates of Participation -- Authorized Unlimited;
   Outstanding 3,214,195 Units                                $       3,588,482
===============================================================================
Net Asset Value Per Unit of Participation (in dollars)        $        1,116.45
===============================================================================

Participants' Equity
Participants' equity consisted of the following:

   Amount invested and reinvested by current participants     $       3,486,726
   Net unrealized appreciation of investments                            97,859
   Undistributed net investment income                                      421
   Undistributed net realized gain on investment                          3,543
   Accumulated net realized losses                                          (67)
===============================================================================
Total Participants' Equity                                    $       3,588,482
===============================================================================

*The cost for federal tax purposes approximates book cost.

See accompanying Notes to Financial Statements.


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AFL-CIO Housing Investment Trust | 6
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

--------------------------------------------------------------------------------
Schedule of Portfolio Investments
June 30, 2005 (Dollars in thousands; unaudited)
--------------------------------------------------------------------------------

FHA Permanent Securities (4.9% of net assets)

                                 Interest Rate     Maturity Dates    Face Amount   Amortized Cost    Value
------------------------------------------------------------------------------------------------------------
Single Family
                                      7.75%      Jul-2021-Aug-2021     $     39       $     39      $     39
                                      8.00%               Jul-2021          108            108           108
------------------------------------------------------------------------------------------------------------
                                                                            147            147           147
------------------------------------------------------------------------------------------------------------
Multifamily(1)
                                      5.25%               Mar-2024        5,376          5,412         5,503
                                      5.60%               Jun-2038        2,926          2,932         3,070
                                      5.62%               Jun-2014          836            837           861
                                      5.65%               Oct-2038        2,241          2,317         2,357
                                      5.87%               Jun-2044        1,988          1,990         2,172
                                      6.02%               Jun-2035        7,243          7,246         7,847
                                      6.66%               May-2040        5,818          5,822         6,182
                                      6.70%               Dec-2042        6,067          6,070         6,709
                                      6.75%      Feb-2039-Jul-2040        6,548          6,519         7,285
                                      6.88%               Apr-2031       29,194         28,879        31,939
                                      7.00%               Jun-2039        6,099          6,145         6,547
                                      7.05%               Jul-2043        5,370          5,370         6,070
                                      7.07%               Sep-2039        8,131          8,131         8,480
                                      7.13%               Mar-2040        7,970          7,947         9,083
                                      7.17%               Feb-2040        4,790          4,792         5,005
                                      7.20%      Dec-2033-Oct-2039       10,217         10,224        11,664
                                      7.50%               Sep-2032        1,654          1,659         1,944
                                      7.70%               Oct-2039       12,210         12,156        13,265
                                      7.75%               Oct-2038        1,408          1,402         1,493
                                      7.88%      Nov-2036-Jul-2038        9,158          9,163         9,337
                                      7.93%               Apr-2042        2,915          2,915         3,492
                                      8.15%               Mar-2037        1,204          1,324         1,345
                                      8.27%               Jun-2042        2,548          2,548         2,995
                                      8.38%               Feb-2007          364            376           374
                                      8.40%               Apr-2012          827            827           831
                                      8.75%      Jul-2036-Aug-2036       11,937         11,893        12,142
                                      8.80%               Oct-2032        5,413          5,413         5,413
                                      8.88%               May-2036        2,422          2,389         2,461
------------------------------------------------------------------------------------------------------------
                                                                         162,874       162,698       175,866
------------------------------------------------------------------------------------------------------------
Total FHA Permanent Securities                                         $ 163,021      $162,845      $176,013
============================================================================================================


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                                                     2005 Semi-Annual Report | 7
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

--------------------------------------------------------------------------------
Schedule of Portfolio Investments
June 30, 2005 (Dollars in thousands; unaudited)
--------------------------------------------------------------------------------

Ginnie Mae Securities and Commitments (25.2% of net assets)

                                                                      Commitment
                                 Interest Rate     Maturity Dates       Amount      Face Amount    Amortized Cost     Value
------------------------------------------------------------------------------------------------------------------------------
Single Family
                                      3.75%               Dec-2033    $              $  21,065      $   20,960       $  20,902
                                      4.00%      Feb-2033-Aug-2033                      16,137          16,263          16,309
                                      4.13%      Nov-2032-Oct-2033                      22,474          22,699          22,741
                                      5.50%      Jan-2033-Aug-2033                      15,189          15,373          15,548
                                      6.00%      Jan-2032-Jun-2033                       8,229           8,532           8,511
                                      6.50%      Jul-2028-Jun-2032                       7,347           7,606           7,706
                                      7.00%      Nov-2016-Jan-2030                      12,485          12,800          13,257
                                      7.50%      Apr-2013-Aug-2030                      12,639          12,961          13,503
                                      8.00%      Nov-2009-Dec-2030                       6,251           6,406           6,738
                                      8.50%      Nov-2009-Aug-2027                       4,564           4,669           4,976
                                      9.00%      May-2016-Jun-2025                       1,312           1,347           1,460
                                      9.50%      Sep-2021-Sep-2030                         553             568             611
                                     10.00%               Jun-2019                           2               2               2
                                     12.00%      May-2015-Jun-2015                           -               -               2
                                     13.00%               Jul-2014                           1               1               1
                                     13.25%               Dec-2014                           1               1               1
------------------------------------------------------------------------------------------------------------------------------
                                                                                       128,249         130,188         132,268
------------------------------------------------------------------------------------------------------------------------------
Multifamily(1)
                                      2.91%               Aug-2020                       8,971           8,965           8,663
                                      3.65%      Sep-2017-Oct-2027                      27,760          27,549          27,277
                                      4.25%               Feb-2031                       6,000           5,968           5,973
                                      4.26%               Jul-2029                       3,000           2,992           2,942
                                      4.43%      Apr-2034-Jun-2034                      73,700          72,268          72,704
                                      4.49%               Apr-2023                       8,531           8,531           8,561
                                      4.57%               Sep-2027                      10,000          10,000          10,083
                                      4.59%               May-2033                      16,300          16,290          16,450
                                      4.65%               Mar-2026                         605             600             611
                                      4.66%               Dec-2030                       8,617           8,696           8,707
                                      4.71%               May-2025                      33,294          33,293          33,719
                                      4.78%               Apr-2034                      33,199          34,805          33,754
                                      4.88%               Mar-2036                      10,000          10,012          10,213
                                      4.92%               May-2034                      40,000          40,057          40,936
                                      4.95%               Dec-2044                      11,132          11,337          11,493
                                      5.00%               Dec-2033                       5,445           5,510           5,522
                                      5.05%               Nov-2028                      32,000          32,121          32,885
                                      5.13%               Jul-2024                       5,000           5,087           5,154
                                      5.15%               Jun-2023                      37,167          38,043          38,408
                                      5.18%      May-2028-Dec-2044                      35,975          35,905          37,417
                                      5.21%               Jan-2045                       5,821           5,825           6,119
                                      5.25%               Sep-2028                       5,837           5,864           6,095
                                      5.30%               Apr-2039                      55,000          54,077          57,640
                                      5.32%               Aug-2030                      35,000          34,848          36,574
                                      5.50%      Sep-2023-Aug-2038                      53,113          55,130          56,025
                                      5.58%               May-2031                      70,000          73,060          75,006
                                      5.60%               Nov-2036                       4,374           4,264           4,771
                                      5.68%               Jul-2027                       5,152           5,337           5,515
                                      5.71%               Jan-2045                       7,482           7,482           8,125
                                      5.79%               Aug-2043                       7,540           7,542           7,556
                                      5.85%               Mar-2045                      18,573          18,480          20,242
                                      5.88%               Mar-2024                      12,045          12,046          12,569
                                      5.89%               Oct-2023                      10,000          10,563          10,443
                                      6.11%               Nov-2021                         970             970           1,006
                                      6.26%               Apr-2027                      10,000          10,832          11,011
                                      6.41%               Aug-2023                       3,464           3,464           3,793
                                      7.00%               Jun-2043                      28,791          28,791          31,922
                                      8.75%               Dec-2026                       4,056           4,056           4,083
------------------------------------------------------------------------------------------------------------------------------
                                                                                       743,914         750,660         769,967
------------------------------------------------------------------------------------------------------------------------------
Forward Commitments
                                      6.00%               Jul-2038         5,130             -               -              51
                                      7.50%               Dec-2043        23,300             -              69             233
------------------------------------------------------------------------------------------------------------------------------
                                                                          28,430             -              69             284
------------------------------------------------------------------------------------------------------------------------------
Total Ginnie Mae Securities and Commitments                           $   28,430     $ 872,163      $  880,917       $ 902,519
==============================================================================================================================


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AFL-CIO Housing Investment Trust | 8
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Schedule of Portfolio Investments
June 30, 2005 (Dollars in thousands; unaudited)
--------------------------------------------------------------------------------

Ginnie Mae Construction Securities and Commitments (9.3% of net assets)

                          Interest Rates(2)      Permanent Mortgage      Commitment
                      Permanent   Construction     Maturity Date            Amount    Face Amount   Amortized Cost     Value
------------------------------------------------------------------------------------------------------------------------------
Multifamily(1)
                        4.65%         5.00%                Oct-2045(3)    $  28,901    $  23,932      $  22,683      $  24,915
                        4.74%         4.74%                Feb-2045(4)        6,418        2,144          1,949          2,211
                        4.82%         4.82%                Jul-2046(4)        6,300        6,300          6,304          6,480
                        4.83%         4.83%                May-2046(4)        5,650        5,650          5,650          5,803
                        4.88%         4.88%                Jun-2045          35,000       29,086         29,266         29,842
                        4.89%         4.89%                Dec-2044          10,440       10,440         10,470         10,912
                        4.94%         4.94%                May-2046(4)        4,000        4,000          4,005          4,139
                        5.10%         2.25%                Sep-2045           7,230        7,230          7,243          7,570
                        5.10%         5.10%                Oct-2046          24,300       15,547         15,677         17,053
                        5.19%         5.19%                Oct-2045          11,880       11,214         11,275         11,866
                        5.20%         3.45%                Oct-2044(4)       21,139       21,139         21,215         22,581
                        5.25%         5.95%                Feb-2031          42,100       28,280         28,179         30,106
                        5.34%         5.34%                Mar-2046(4)       11,340        2,149          2,166          2,737
                        5.35%         5.35%                Dec-2044(4)        8,800        8,800          8,809          9,360
                        5.35%         5.35%                Mar-2046          10,800        8,015          8,189          8,704
                        5.51%         5.51%                Apr-2046          27,944       17,137         17,783         19,630
                        5.55%         5.55%                Mar-2045           9,279        8,626          8,629          9,335
                        5.62%         5.62%                Mar-2046           8,200          736            765          1,426
                        5.75%         5.75%       Sep-2045-Aug-2046          27,954       18,116         18,028         20,652
                        5.85%         5.85%                Nov-2045           2,091          804            807            986
                        6.00%         6.00%                Jan-2046           3,689           25             28            371
                        6.22%         5.75%                Aug-2035          14,599       10,010         10,016         11,470
                        6.60%         6.60%                May-2043          17,793       16,296         15,889         18,444
                        7.75%         7.25%                Aug-2035          51,779       51,778         51,535         56,956
------------------------------------------------------------------------------------------------------------------------------
                                                                            397,626      307,454        306,560        333,549
------------------------------------------------------------------------------------------------------------------------------
Forward Commitments
                        5.21%         5.21%                Jan-2047(4)       16,188           51            (81)           680
------------------------------------------------------------------------------------------------------------------------------
                                                                             16,188           51            (81)           680
------------------------------------------------------------------------------------------------------------------------------
Total Ginnie Mae Construction Securities and Commitments                  $ 413,814    $ 307,505      $ 306,479      $ 334,229
==============================================================================================================================


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                                                     2005 Semi-Annual Report | 9
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Schedule of Portfolio Investments
June 30, 2005 (Dollars in thousands; unaudited)
--------------------------------------------------------------------------------

Fannie Mae Securities and Commitments (37.2% of net assets)

                  Interest Rate        Maturity Dates       Face Amount   Amortized Cost     Value
-----------------------------------------------------------------------------------------------------
Single Family
                      3.99%                   Aug-2033       $  3,343       $   3,332      $   3,331
                      4.00%                   Jul-2033         16,574          16,702         16,548
                      4.06%                   Jul-2033          8,790           8,715          8,782
                      4.27%                   May-2033          9,330           9,395          9,366
                      4.28%                   Aug-2033          8,934           8,914          8,969
                      4.31%                   Aug-2033         25,675          25,598         25,821
                      4.50%          Jun-2018-Feb-2019         18,681          19,035         18,619
                      4.55%                   Nov-2033         23,579          23,599         23,764
                      4.61%                   Aug-2034          1,763           1,776          1,771
                      5.00%          Jul-2018-May-2034        110,060         110,569        110,679
                      5.50%          Jul-2017-Jun-2035        247,732         251,176        251,712
                      6.00%          Jan-2006-May-2035         98,901         101,613        101,718
                      6.50%          Nov-2016-Nov-2032         18,831          19,073         19,555
                      7.00%          Nov-2013-May-2032         13,150          13,335         13,874
                      7.50%          Nov-2016-Sep-2031          4,279           4,244          4,568
                      8.00%          Jan-2007-May-2031          3,167           3,217          3,357
                      8.50%          Nov-2009-Apr-2031          2,221           2,267          2,381
                      9.00%          Jul-2009-May-2025            671             677            724
----------------------------------------------------------------------------------------------------
                                                              615,681         623,237        625,539
----------------------------------------------------------------------------------------------------
Multifamily(1)
                      3.24%                   Dec-2005(5)      22,900          22,772         22,781
                      3.40%                   Sep-2005(5)      18,381          18,115         18,116
                      3.81%                   Nov-2012          8,087           8,087          7,968
                      4.10%                   Jun-2027          9,498           9,273          9,369
                      4.48%                   Oct-2031         35,000          35,012         35,028
                      4.55%                   Oct-2033          5,278           5,337          5,254
                      4.66%          Jul-2021-Sep-2033          8,851           8,995          8,876
                      4.67%                   Aug-2033          9,600           9,583          9,591
                      4.71%                   Feb-2011          5,675           5,742          5,750
                      4.77%                   Apr-2012          4,278           4,401          4,356
                      4.99%                   Aug-2021          2,422           2,397          2,496
                      5.14%                   Jan-2018          7,963           8,285          8,344
                      5.15%                   Oct-2022          4,940           4,991          5,234
                      5.23%          Mar-2018-Apr-2021          4,898           5,059          5,176
                      5.24%          Dec-2012-Jul-2034          5,217           5,080          5,413
                      5.30%                   Oct-2014            893             922            953
                      5.32%          Sep-2017-Nov-2017         18,482          18,540         19,382
                      5.34%                   Apr-2012            310             321            329
                      5.35%                   Dec-2012          5,888           5,905          6,148
                      5.43%                   May-2021          3,515           3,614          3,781
                      5.44%                   Sep-2013          2,103           2,134          2,258
                      5.45%                   May-2033          3,339           3,388          3,528
                      5.58%                   Jan-2021          3,832           3,885          4,135
                      5.60%                   Oct-2023(6)      12,550          12,268         13,654
                      5.70%          Mar-2009-May-2011          7,779           8,243          8,160
                      5.78%                   Dec-2008          1,473           1,556          1,542
                      5.80%          Jan-2009-Jan-2033          9,153           9,495          9,806
                      5.83%                   Aug-2014          1,190           1,257          1,280
                      5.84%                   Aug-2010          1,852           1,941          1,901
                      5.85%                   Oct-2008            959           1,007            979
                      5.88%                   Nov-2027          3,476           3,553          3,803
                      5.89%          Nov-2008-Mar-2009          8,810           9,243          9,253
                      5.91%                   Dec-2008          1,011           1,070          1,063
                      5.96%                   Jan-2029            504             515            553
                      6.03%                   Jun-2017          1,956           2,127          2,189
                      6.06%                   Jul-2034         10,891          11,300         12,064
                      6.09%                   May-2009          1,337           1,399          1,417

                                                          (continued, next page)


--------------------------------------------------------------------------------
AFL-CIO Housing Investment Trust | 10
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Schedule of Portfolio Investments
June 30, 2005 (Dollars in thousands; unaudited)
--------------------------------------------------------------------------------

Fannie Mae Securities and Commitments (37.2% of net assets), continued

                      Interest Rate     Maturity Dates      Face Amount     Amortized Cost        Value
----------------------------------------------------------------------------------------------------------
Multifamily(1)
                          6.10%                Apr-2011           2,857              3,060           3,112
                          6.11%                Jul-2008             909                959             952
                          6.13%                Dec-2016           3,791              4,156           4,189
                          6.14%                Sep-2033             330                357             368
                          6.15%                Oct-2032           3,802              3,916           4,239
                          6.16%                Aug-2013          12,568             13,604          13,194
                          6.21%                Aug-2010          10,917             11,707          11,806
                          6.22%       Aug-2032-Jul-2034          11,350             12,205          12,675
                          6.23%       Dec-2008-Sep-2034           1,877              2,003           2,082
                          6.25%                Dec-2013           1,966              2,018           2,130
                          6.27%                Jan-2012           2,175              2,216           2,401
                          6.28%       Oct-2008-Nov-2028           5,859              6,322           6,412
                          6.35%                May-2010          11,741             11,741          12,636
                          6.35%       Jun-2020-Aug-2032          29,173             30,697          32,123
                          6.39%                Apr-2019           1,058              1,149           1,191
                          6.41%                Aug-2013           2,013              2,163           2,127
                          6.42%       Apr-2011-Aug-2013           7,267              7,844           7,684
                          6.44%       Apr-2014-Dec-2018          48,316             49,003          55,187
                          6.50%       May-2008-Jun-2016           8,223              8,477           8,843
                          6.52%       Jul-2008-May-2029           7,883              8,631           8,787
                          6.53%                May-2030           7,990              8,014           8,315
                          6.63%       Jun-2014-Apr-2019           4,986              5,015           5,521
                          6.65%       Aug-2007-Aug-2011           2,189              2,383           2,406
                          6.70%                Jan-2011           2,544              2,736           2,696
                          6.74%                Aug-2007          13,450             14,333          13,909
                          6.75%                Aug-2007             906                955             943
                          6.79%                Aug-2009           7,370              7,373           8,010
                          6.80%                Jul-2016           1,011              1,011           1,138
                          6.85%                Aug-2014          45,682             45,685          52,676
                          6.88%                Feb-2028           5,200              5,829           5,835
                          6.92%                Jun-2007           5,499              5,640           5,652
                          6.96%                Aug-2007           7,037              7,181           7,345
                          7.00%                Jun-2018           4,513              4,513           5,050
                          7.01%                Apr-2031           3,614              3,655           4,162
                          7.07%                Feb-2031          18,260             18,683          21,090
                          7.16%                Jan-2022             748                780             767
                          7.18%                Aug-2016             620                620             709
                          7.20%       Apr-2010-Aug-2029           9,884              9,617          11,237
                          7.25%       Nov-2011-Jul-2012           9,222              9,222           9,604
                          7.30%                May-2010             807                830             872
                          7.40%                Aug-2010           1,240              1,368           1,400
                          7.42%                Nov-2018          10,309             11,087          10,476
                          7.46%                Aug-2029           9,949             11,401          11,601
                          7.50%                Dec-2014           2,063              2,069           2,354
                          7.53%                Feb-2024          10,088             11,364          10,634
                          7.71%                Feb-2010           9,496              9,614          10,018
                          7.75%       Dec-2012-Dec-2024           4,370              4,373           4,958
                          8.00%       Nov-2019-May-2020           6,150              6,134           6,185
                          8.13%       Sep-2012-Aug-2020           9,624              9,602           9,976
                          8.38%                Jan-2022             998              1,000           1,052
                          8.40%                Jul-2023             542                533             648
                          8.50%       Sep-2006-Sep-2026           6,113              6,608           7,135
                          8.63%                Sep-2028           6,956              6,956           8,395
                          9.13%                Sep-2015           3,223              3,211           3,248
----------------------------------------------------------------------------------------------------------
                                                                661,019            678,435         710,085
----------------------------------------------------------------------------------------------------------
Total Fannie Mae Securities and Commitments                 $ 1,276,700     $    1,301,672     $ 1,335,624
==========================================================================================================


--------------------------------------------------------------------------------
                                                    2005 Semi-Annual Report | 11
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Schedule of Portfolio Investments
June 30, 2005 (Dollars in thousands; unaudited)
--------------------------------------------------------------------------------

Freddie Mac Securities (11.5% of net assets)

                Interest Rate    Maturity Dates     Face Amount   Amortized Cost     Value
---------------------------------------------------------------------------------------------
Single Family
                    4.00%                Oct-2033   $    14,894    $    14,674     $   14,818
                    4.25%                Jun-2033         5,853          5,827          5,859
                    4.50%       Aug-2018-Feb-2019        29,378         29,516         29,281
                    5.00%       Jan-2019-Nov-2019        59,857         60,628         60,487
                    5.50%       Oct-2017-Jan-2035        49,171         50,336         50,076
                    6.00%       Dec-2006-May-2035       212,309        219,289        217,934
                    6.50%       Dec-2006-Aug-2032        16,136         16,331         16,749
                    7.00%       Mar-2011-Mar-2030         4,649          4,621          4,876
                    7.50%       Jul-2010-Apr-2031         4,535          4,498          4,795
                    8.00%       May-2008-Feb-2030         2,549          2,554          2,675
                    8.50%       Jun-2010-Jan-2025         1,754          1,771          1,874
                    9.00%       Sep-2010-Mar-2025           446            453            481
---------------------------------------------------------------------------------------------
                                                        401,531        410,498        409,905
---------------------------------------------------------------------------------------------
Multifamily(1)
                    8.00%                Feb-2009         3,909          3,908          3,931
---------------------------------------------------------------------------------------------
                                                          3,909          3,908          3,931
---------------------------------------------------------------------------------------------
Total Freddie Mac Securities                        $   405,440    $   414,406     $  413,836
=============================================================================================

Government-Sponsored Enterprise Securities (8.2% of net assets)

  Issuer        Interest Rate     Maturity Date     Face Amount   Amortized Cost     Value
---------------------------------------------------------------------------------------------
Fannie Mae          1.88%                Feb-2006   $    25,000    $    24,923     $   24,715
Fannie Mae          2.25%                May-2006        15,045         15,108         14,847
Fannie Mae          2.50%                Jun-2006        40,000         39,846         39,508
Fannie Mae          3.13%                Jul-2006        40,000         40,182         39,753
Fannie Mae          5.00%                Apr-2015        10,000         10,460         10,566
Fannie Mae          5.50%                Jul-2012        30,000         30,491         30,026
Fannie Mae          6.00%       Aug-2019-Mar-2025       133,640        134,326        133,765
---------------------------------------------------------------------------------------------
Total Government-Sponsored Enterprise Securities    $   293,685    $   295,336     $  293,180
=============================================================================================


--------------------------------------------------------------------------------
AFL-CIO Housing Investment Trust | 12
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Schedule of Portfolio Investments
June 30, 2005 (Dollars in thousands; unaudited)
--------------------------------------------------------------------------------

United States Treasury Securities (2.1% of net assets)

      Interest Rate     Maturity Dates       Face Amount   Amortized Cost    Value
------------------------------------------------------------------------------------
          2.25%                Feb-2007       $  20,000      $  20,115      $ 19,572
          2.75%                Aug-2007          22,000         21,889        21,593
          3.50%                Nov-2006           2,085          2,132         2,083
          4.00%       Mar-2010-Feb-2015           8,250          8,130         8,318
          4.13%                May-2015          25,000         25,401        25,373
------------------------------------------------------------------------------------
Total United States Treasury Securities       $  77,335      $  77,667      $ 76,939
====================================================================================

State Housing Finance Agency Securities (0.2% of net assets)

            Issuer                              Interest Rate  Maturity Date    Face Amount    Amortized Cost    Value
-----------------------------------------------------------------------------------------------------------------------
Multifamily(1)
MA Housing Finance Agency                           8.00%        Jan-2026         $ 4,470         $ 4,465       $ 4,582
MA Housing Finance Agency                           8.63%        Jan-2013             340             344           377
MA Housing Finance Agency                           9.00%        Jan-2025             930             930           946
-----------------------------------------------------------------------------------------------------------------------
Total State Housing Finance Agency Securities                                     $ 5,740         $ 5,739       $ 5,905
=======================================================================================================================

Other Multifamily Investments and Commitments (1.5% of net assets)

                Interest Rates(2)            Permanent Mortgage   Commitment      Face       Amortized
        Permanent         Construction         Maturity Dates       Amount       Amount        Cost        Value
-------------------------------------------------------------------------------------------------------------------
Multifamily Construction/Permanent Mortgages
          5.54%               N/A                  Jul-2017(7)    $   62,016    $   15,298   $   15,359  $   18,317
          7.63%               N/A                  Jan-2011              813           498          498         530
          8.13%               N/A                  Aug-2005            1,016            29           29          29
          8.63%               N/A                  Apr-2025                -         1,308        1,308       1,308
          9.50%               N/A                  Apr-2024                -           691          691         691
          9.75%               N/A                  Nov-2018                -         1,225        1,225       1,225
-------------------------------------------------------------------------------------------------------------------
                                                                      63,845        19,049       19,110      22,100
-------------------------------------------------------------------------------------------------------------------
Privately Insured Construction/Permanent Mortgages(8)
          5.55%              5.55%                 May-2021           12,006        11,815       11,818      12,211
          5.55%              5.55%                 Jan-2047           12,809        12,809       12,811      13,412
          5.95%              5.95%                 Mar-2044            4,400         4,370        4,386       4,640
          6.15%              6.15%                 Mar-2045            1,600         1,598        1,603       1,727
          6.20%              6.20%                 Mar-2047            5,200             -            -         313
-------------------------------------------------------------------------------------------------------------------
                                                                      36,015        30,592       30,618      32,303
-------------------------------------------------------------------------------------------------------------------
Total Other Multifamily Investments and Commitments               $   99,860    $   49,641   $   49,728  $   54,403
===================================================================================================================

===================================================================================================================
Total Long-Term Investments                                                     $3,451,230   $3,494,789  $3,592,648
===================================================================================================================


--------------------------------------------------------------------------------
                                                    2005 Semi-Annual Report | 13
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Schedule of Portfolio Investments
June 30, 2005 (Dollars in thousands; unaudited)
--------------------------------------------------------------------------------

Short-Term Investments (1.2% of net assets)

Description                       Maturity Date   Interest Rate(9)   Face Amount   Amortized Cost     Value
---------------------------------------------------------------------------------------------------------------
Short-term - Cash Equivalents(10)
Repurchase Agreement
Amalgamated Bank(11)              July 25, 2005         2.80%        $     2,000     $     2,000    $     2,000
---------------------------------------------------------------------------------------------------------------
                                                                           2,000           2,000          2,000
---------------------------------------------------------------------------------------------------------------
Commercial Paper
Ciesco LLC                        July 1, 2005          3.07%             16,000          16,000         16,000
GW University                     July 1, 2005          3.18%             13,000          13,000         13,000
UBS Finance                       July 1, 2005          3.37%             12,500          12,500         12,500
---------------------------------------------------------------------------------------------------------------
                                                                          41,500          41,500         41,500
---------------------------------------------------------------------------------------------------------------
Certificate of Deposit
Shore Bank - Pacific              July 1, 2005          2.86%                100             100            100
---------------------------------------------------------------------------------------------------------------
                                                                             100             100            100
---------------------------------------------------------------------------------------------------------------

===============================================================================================================
Total Short-Term Investments                                         $    43,600     $    43,600    $    43,600
===============================================================================================================

===============================================================================================================
Total Investments                                                    $ 3,494,830     $ 3,538,389    $ 3,636,248
===============================================================================================================

(1) Multifamily MBS securities are valued by the fair value procedures adopted by the Trust's Board of Trustees. Refer to Note 1 of the financial statements for further information.

(2) Construction interest rates are the rates charged to the borrower during the construction phase of the project. The permanent interest rates are charged to the borrower during the amortization period of the loan, unless HUD requires that such rates be charged earlier.

(3) Prior to December 20, 2005, this investment is a mortgage-backed security guaranteed by the Government National Mortgage Association ("GNMA-MBS"). From and after December 20, 2005, the investment will be a tax-exempt bond collateralized by the GNMA-MBS.

(4)  Tax-exempt bonds collateralized by Ginnie Mae Securities.

(5) Discount note secured by Fannie Mae MBS. Interest rate is yield calculated based on purchase price of discount note.

(6) During construction the investment is a participation in the construction loan which is secured by a letter of credit; the permanent financing will be a Fannie Mae MBS for which the Trust has issued its commitment to purchase.

(7) During construction, this investment is a mortgage credit enhanced by a letter of credit issued in favor of the Trust. Additionally, the interest rate during construction is a floating rate equal to LIBOR plus one hundred and fifty basis points for the related monthly period up to a maximum rate of 5.30%. At the completion of construction, the Trust will take delivery of either a Government-Sponsored Enterprise MBS with an interest rate of 5.54% and a term of ten years, or under certain conditions, a Mini-Perm Loan with an interest rate of 5.45% and a term of five years.

(8)  Loan insured by Ambac Assurance Corporation.

(9) Interest rate is yield calculated based on purchase price of discount security.

(10) Short-term investments with remaining maturities of sixty days or less.

(11) This  instrument  was  purchased  in  June,  2005. The  Trust  will receive
     $2,004,756  upon  maturity.   The underlying  collateral  of the repurchase
     agreement is a Ginnie Mae security with a market value of $2,100,458.

     See accompanying Notes to Financial Statements.


--------------------------------------------------------------------------------
AFL-CIO Housing Investment Trust | 14
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Statement of Operations
For the Six Months Ended June 30, 2005 (Dollars in thousands; unaudited)
--------------------------------------------------------------------------------

Investment Income

   FHA permanent securities                                            $   5,748
   FHA construction securities                                               180
   Ginnie Mae securities*                                                 20,380
   Ginnie Mae construction securities*                                     8,063
   Fannie Mae securities                                                  31,220
   Freddie Mac securities                                                 10,089
   Government-Sponsored Enterprise securities                              5,744
   United States Treasury securities                                       2,232
   State Housing Finance Agency securities                                   234
   Other multifamily investments                                           1,159
   Short-term investments                                                  2,078
--------------------------------------------------------------------------------
   Total Income                                                           87,127
--------------------------------------------------------------------------------

Expenses

   Officer salaries and fringe benefits                                $   1,170
   Other salaries and fringe benefits                                      3,262
   Legal fees                                                                200
   Consulting fees                                                           114
   Auditing, tax and accounting fees                                         118
   Insurance                                                                 162
   Marketing and sales promotion (12b-1)                                     273
   Investment management                                                     373
   Trustee expenses                                                           17
   Rental expenses                                                           354
   General expenses                                                          731
--------------------------------------------------------------------------------
   Total Expenses                                                          6,774
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Net Investment Income                                                     80,353
--------------------------------------------------------------------------------
   Net realized gain on investments                                        3,543
   Net change in unrealized appreciation (depreciation) on
   investments                                                            18,966
--------------------------------------------------------------------------------
Realized and Unrealized Net Gains on Investments                          22,509
--------------------------------------------------------------------------------

================================================================================
Net Increase in Net Assets Resulting from Operations                   $ 102,862
================================================================================

*Including forward commitments.

See accompanying Notes to Financial Statements.


--------------------------------------------------------------------------------
                                                    2005 Semi-Annual Report | 15
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Statements of Changes in Net Assets
(Dollars in thousands)
--------------------------------------------------------------------------------

                                                                Six Months Ended       Year Ended
                                                                 June 30, 2005      December 31, 2004
                                                                   (unaudited)
Increase in Net Assets From Operations
    Net investment income                                       $      80,353       $         157,612
    Net realized gain on investments                                    3,543                  40,091
    Net change in unrealized depreciation on investments               18,966                 (45,819)
-----------------------------------------------------------------------------------------------------
    Net increase in net assets resulting from operations              102,862                 151,884
-----------------------------------------------------------------------------------------------------

Decrease in Net Assets From Distributions
    Distributions paid to participants or reinvested from:
    Net investment income                                             (84,547)               (159,172)
    Net realized gains on investments                                      --                 (38,531)
-----------------------------------------------------------------------------------------------------
    Net decrease in net assets from distributions                     (84,547)               (197,703)
-----------------------------------------------------------------------------------------------------

Increase (Decrease) in Net Assets From Unit Transactions
    Proceeds from the sale of units of participation                   57,833                  94,404
    Dividend reinvestment of units of participation                    73,329                 175,076
    Payments for redemption of units of participation                (226,945)               (165,850)
-----------------------------------------------------------------------------------------------------
    Net (decrease)/increase from unit transactions                    (95,783)                103,630
-----------------------------------------------------------------------------------------------------
    Total (decrease)/increase in net assets                           (77,468)                 57,811
-----------------------------------------------------------------------------------------------------
    Net assets at beginning of period                               3,665,950               3,608,139
-----------------------------------------------------------------------------------------------------
    Net Assets at End of Period                                 $   3,588,482       $       3,665,950
-----------------------------------------------------------------------------------------------------

Unit Information
    Units sold                                                         52,065                  84,609
    Distributions reinvested                                           66,219                 156,550
    Units redeemed                                                   (204,947)               (146,927)
-----------------------------------------------------------------------------------------------------
    (Decrease)/Increase in Units Outstanding                          (86,663)                 94,232
-----------------------------------------------------------------------------------------------------

See accompanying Notes to Financial Statements.


--------------------------------------------------------------------------------
AFL-CIO Housing Investment Trust | 16
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Notes to Financial Statements
(unaudited)
--------------------------------------------------------------------------------

Note 1. Summary of Significant Accounting Policies

The American Federation of Labor and Congress of Industrial Organizations (AFL-CIO) Housing Investment Trust (the Trust) is a common law trust created under the laws of the District of Columbia and is registered under the Investment Company Act of 1940 as a no-load, open-end investment company. The Trust has obtained certain exemptions from the requirements of the Investment Company Act of 1940 that are described in the Trust's Statement of Additional Information and Prospectus.

Participation in the Trust is limited to eligible labor organizations and pension, welfare and retirement plans that have beneficiaries who are represented by labor organizations.

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States.

Investment Valuation

Net asset value per share (NAV) is calculated as of the close of business of the major bond markets in New York City on the last business day of the month.

Portfolio securities for which market quotations are readily available (single family mortgage-backed securities, Government-Sponsored Enterprise securities, and U.S. Treasury securities) are valued by an independent pricing service, published prices, market quotes and dealer bids.

Portfolio investments for which market quotations are not readily available (multifamily mortgage-backed securities investments, mortgage securities and construction mortgage securities) are valued at their fair value determined in good faith under consistently applied procedures adopted by the Board of Trustees using dealer bids and discounted cash flow models. The respective cash flow models use market-based discount and prepayment rates developed for each investment category. The market-based discount rate is composed of a risk-free yield (i.e., a U.S. Treasury note) adjusted for an appropriate risk premium. The risk premium reflects actual premiums in the market place over the yield on U.S. Treasury securities of comparable risk and maturity to the security being valued as adjusted for other market considerations. On investments for which the Trust finances the construction and permanent securities or participation interests, value is determined based upon the total amount, funded and/or unfunded, of the commitment. The Trust has retained an independent firm to determine the fair market value of such securities. In accordance with the procedures adopted by the Board, the monthly third-party valuation is reviewed by the Trust staff to determine whether valuation adjustments are appropriate based on any material impairments in value arising from specific facts and circumstances of the investment (e.g., mortgage defaults). All such adjustments must be reviewed and approved by the independent valuation firm prior to incorporation in the NAV.

Short-term investments with remaining maturities of sixty days or less are valued on the basis of amortized cost, which approximates fair value. Cash and cash equivalents include overnight money market funds which are also carried at cost.

 Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.


--------------------------------------------------------------------------------
                                                    2005 Semi-Annual Report | 17
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Notes to Financial Statements
(unaudited)
--------------------------------------------------------------------------------

Federal Income Taxes

The Trust's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to its participants. Therefore, no federal income tax provision is required.

Distributions to Participants

At the end of each calendar month, a pro rata distribution is made to participants of the net investment income, excluding realized gains (losses) on paydowns of mortgage- and asset-backed securities, earned during the month. Amounts distributable, but not disbursed, as of the balance sheet date are classified as income distribution payable. The realized gains (losses) are distributed at year end.

Participants redeeming their investments are paid their pro rata share of undistributed net income accrued through the month-end of redemption.

The Trust offers an income reinvestment plan that permits current participants automatically to reinvest their income distributions into Trust units of participation. Total reinvestment was approximately 87 percent of distributable income for the six months ended June 30, 2005.

Investment Transactions and Income

Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of amortized cost. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.

12b-1 Plan of Distribution

The Board of Trustees annually approves a 12b-1 Plan of Distribution to pay for marketing and sales promotion expenses incurred in connection with the offer and sale of units and related service and distribution activities (12b-1 expenses). For the year 2005, the Trust is authorized to pay for 12b-1 expenses in an amount up to $600,000 or 0.05 percent of its average monthly net assets on an annualized basis, whichever is greater. During the six months ended June 30, 2005, the Trust incurred approximately $272,797 of 12b-l expenses.

Receivables for Investments Sold

Receivables for Investments Sold represent investments that were sold on or prior to June 30, 2005, which settled subsequent to June 30, 2005.

Payables for Investments Purchased

Payables for Investments Purchased represent investments that were purchased on or prior to June 30, 2005, which settled subsequent to June 30, 2005.


--------------------------------------------------------------------------------
AFL-CIO Housing Investment Trust | 18
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Notes to Financial Statements
(unaudited)
--------------------------------------------------------------------------------

Note 2. Investment Risks

Interest Rate Risk

As with any fixed-income investment, the market value of the Trust's investments will fall below the principal amount of those investments at times when market interest rates rise above the interest rates of the investments. Rising interest rates may also reduce prepayment rates, causing the average life of the Trust's investments to increase. This could in turn further reduce the value of the Trust's portfolio.

Prepayment and Extension Risk

The Trust invests in certain fixed-income securities whose value is derived from an underlying pool of mortgage loans that are subject to prepayment and extension risk.

Prepayment risk is the risk that a security will pay earlier than its assumed payment rate, shortening its expected average life, resulting in a lower return from the security. In such an event, the Trust may be required to reinvest the proceeds of such prepayments in other investments bearing lower interest rates. The majority of the Trust's securities backed by loans for multifamily projects include restrictions on prepayments for specified periods to mitigate this risk.

Extension risk is the risk that a security will pay more slowly than its assumed payment rate, extending its expected average life, resulting in a lower return from the security. When this occurs, the ability to reinvest principal repayments in higher returning investments may be limited.

These two risks may increase the sensitivity of the Trust's portfolio to fluctuations in interest rates and change the value of the Trust's portfolio.

Note 3. Transactions with Related Entities

During the six months ended June 30, 2005, the Trust provided the time of certain personnel to the AFL-CIO Investment Trust Corporation (ITC), a D.C. not-for-profit corporation, on a cost-reimbursement basis. During the six months, certain employees of the Trust also served as officers of the ITC. The total cost for such personnel and related expenses for the six months ended June 30, 2005, amounted to approximately $662,000. During the six months ended June 30, 2005, the Trust was reimbursed for approximately $572,000 of current year costs. As of June 30, 2005, approximately $90,000, representing a current balance, is included within the accounts receivable in the accompanying financial statements for amounts outstanding under the arrangement.

The ITC provided the time of certain personnel to the Trust on a cost-reimbursement basis. The total cost for such personnel and related expenses for the six months ended June 30, 2005, was approximately $36,000. During the six months ended June 30, 2005, the Trust paid the ITC approximately $34,000 of current costs.


--------------------------------------------------------------------------------
                                                    2005 Semi-Annual Report | 19
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Notes to Financial Statements
(unaudited)
--------------------------------------------------------------------------------

Note 4. Commitments

Certain assets of the Trust are invested in short-term investments until they are required to fund purchase commitments for long-term investments. As of June 30, 2005, the Trust had outstanding unfunded purchase commitments of approximately $186.7 million. The Trust maintains a reserve, in the form of securities, no less than the total of the outstanding unfunded purchase commitments, less short-term investments. As of June 30, 2005, the value of the publicly traded mortgage-backed securities maintained for the reserve in a segregated account was approximately $3.3 billion.

The commitment amounts disclosed on the Schedule of Portfolio Investments represent the original commitment amount, which includes both funded and unfunded commitments.

Note 5. Investment Transactions

A summary of investment transactions (excluding short-term investments and U.S. Treasury securities) for the separate instruments included in the Trust's investment portfolio, at amortized cost, for the six months ended June 30, 2005, follows (dollars in thousands):

                                                                                           Government- State Housing
                      FHA         FHA        Ginnie    Ginnie Mae    Fannie       Fannie    Sponsored     Finance       Other
                   Permanent Construction     Mae     Construction    Mae          Mae     Enterprise      Agency    Multifamily
                  Securities  Securities  Securities*  Securities* Securities*  Securities Securities    Securities  Investments
--------------------------------------------------------------------------------------------------------------------------------
Balance,
January 1, 2005   $ 161,998  $     7,246  $  839,242  $   240,388  $ 1,153,951   $ 410,416  $ 181,838    $     5,820  $   36,202

Purchases and
insured
construction
securities
advances,
net of discounts      1,206            0     223,081      123,296      558,914     126,482    193,215              0      13,827

Change in
discounts
and (premiums)          247           (3)     (1,127)         (18)      (1,049)       (557)       968             (1)     (1,401)

Transfers             3,728       (7,243)     33,943      (30,428)      (1,471)          0          0              0       1,471

Principal
reductions/
Sales                (4,334)           0    (214,222)     (26,759)    (408,673)   (121,935)   (80,685)           (80)       (371)
--------------------------------------------------------------------------------------------------------------------------------
Balance,
June 30, 2005     $  162,845 $         0  $  880,917  $   306,479  $ 1,301,672   $ 414,406  $ 295,336    $     5,739  $   49,728
================================================================================================================================

* Including forward commitments.


--------------------------------------------------------------------------------
AFL-CIO Housing Investment Trust | 20
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Notes to Financial Statements
(unaudited)
--------------------------------------------------------------------------------

Note 6. Federal Taxes

The information set forth in this footnote is actual information as of December 31, 2004, and will be updated in the Annual Report for December 31, 2005, to coincide with the 2005 tax reporting year-end.

The tax character of distributions paid during 2004 was as follows (dollars in thousands):

                                                                2004
----------------------------------------------------------------------
Ordinary investment income - net                             $ 164,877
Long-term capital gains on investments                          32,826
----------------------------------------------------------------------
Total net distributions paid to participants or reinvested   $ 197,703
======================================================================

As of December 31, 2004, the components of accumulated earnings on a tax basis were as follows (dollars in thousands):

                                                                2004
----------------------------------------------------------------------
Undistributed ordinary income                                $   3,445
Unrealized appreciation                                         77,397
Other temporary differences                                     (1,595)
----------------------------------------------------------------------
Total accumulated earnings                                   $  79,247
======================================================================

Note 7. Retirement and Deferred Compensation Plans

The Trust participates in the AFL-CIO Staff Retirement Plan, which is a multiple employer-defined benefit pension plan, covering substantially all employees. This plan was funded by employer contributions, at rates approximating 16.49% percent of employees' salaries for the six months ended June 30, 2005. The total Trust pension expense for the six months ended June 30, 2005 was approximately $491,000.

The Trust also participates in a deferred compensation plan, referred to as a 401(k) plan, covering substantially all employees. This plan permits employees to defer the lesser of 100 percent of their total compensation or the applicable IRS limit. During 2004, the Trust matched dollar for dollar the first $3,100 of each employee's contributions. The Trust's 401(k) contribution for the six months ended June 30, 2005, was approximately $151,000.

Note 8. Loan Facility

The Trust has a $25 million uncommitted loan facility which expires on June 30, 2006. Borrowings under this facility bear interest at LIBOR plus one-half percent plus a 12.5 basis point administrative fee charged for each advance. The Trust had no outstanding balance under the facility during the period. No compensating balances are required.

Note 9. Contract Obligations

In the ordinary course of business, the Trust enters into contracts that contain a variety of indemnifications. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.


--------------------------------------------------------------------------------
                                                    2005 Semi-Annual Report | 21
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Financial Highlights
Selected Per Share Data and Ratios for the Six Months Ended June 30, 2005 and the Years Ended December 31, 2004, 2003, 2002, 2001 and 2000
--------------------------------------------------------------------------------

                                                   Six Months
                                                 Ended June 30,
                                                2005, unaudited       2004         2003         2002         2001         2000
---------------------------------------------------------------------------------------------------------------------------------
Per Share Data   Net asset value, beginning of
                 period                          $  1,110.61      $  1,125.21  $  1,152.30  $  1,098.40  $  1,085.42  $  1,035.72

                 Income from investment
                 operations:

                 Net investment income                 24.45            48.63        54.26        65.19        70.86        72.83

                 Net realized and unrealized
                 (losses) gains on investments          7.11            (2.38)      (11.69)       59.15        16.24         49.7

                 ----------------------------------------------------------------------------------------------------------------
                 Total Income (Loss) from
                 Investment Operations                 31.56            46.25        42.57       124.34         87.1       122.53
                 ----------------------------------------------------------------------------------------------------------------

                 Less distributions from:

                 Net investment income                (25.72)           (49.1)      (54.26)      (65.19)      (70.93)      (72.83)

                 Net realized gains on
                 investments                              --           (11.75)       (15.4)       (5.25)       (3.19)          --

---------------------------------------------------------------------------------------------------------------------------------
                 Total Distributions                  (25.72)          (60.85)      (69.66)      (70.44)      (74.12)      (72.83)
---------------------------------------------------------------------------------------------------------------------------------

=================================================================================================================================
Net Asset Value, End of Period                   $  1,116.45      $  1,110.61  $  1,125.21  $  1,152.30  $  1,098.40  $  1,085.42
=================================================================================================================================

Ratios           Ratio of expenses to average
                 net assets                             0.37%**          0.37%        0.37%        0.36%        0.37%        0.38%

                 Ratio of net investment
                 income to average net assets            4.4%**           4.4%         4.7%         5.8%         6.4%         6.9%

                 Portfolio turnover rate                76.1%**          85.5%        73.1%        64.3%        40.9%        25.9%

=================================================================================================================================
 Number of Outstanding Units at End of Period      3,214,195        3,300,858    3,206,626    2,848,002    2,504,984    2,282,511
=================================================================================================================================

=================================================================================================================================
 Net Assets, End of Period (in thousands)        $ 3,588,482      $ 3,665,950  $ 3,608,139  $ 3,281,763  $ 2,751,482  $ 2,477,482
=================================================================================================================================

=================================================================================================================================
 Total Return*                                          2.88%            4.20%        3.78%       11.64%        8.21%       12.31%
=================================================================================================================================

 *Net of fund expenses.

**Amounts are annualized.

  See accompanying Notes to Financial Statements.


--------------------------------------------------------------------------------
AFL-CIO Housing Investment Trust | 22
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Other Important Information
--------------------------------------------------------------------------------

2005 Participants Meeting

The 2005 Annual Meeting of Participants was held in Washington, D.C., on Wednesday, June 8, 2005. The following matters were put to a vote of Participants at the meeting through the solicitation of proxies:

Richard Ravitch was reelected to chair the Board of Trustees by a vote of 2,548,767.620 for, 989.481 against, 93,142.834 abstentions, and 644,323.835 votes not cast.

The table below details votes pertaining to Trustees who were elected or reelected at the Annual Meeting:

       Trustee            Votes For     Votes Against   Votes Abstaining*
Linda Chavez-Thompson   2,549,110.722      774.363         93,014.850
Richard L. Trumka       2,549,100.722      774.363         93,024.850
James A. Williams       2,549,757.101        0.000         93,142.834
George Latimer          2,548,450.623      466.372         93,982.940
Jack Quinn              2,548,460.623      466.372         93,972.940
-------------------------------------------------------------------------

*Votes not cast: 644,323.835.

The following Trustees were not up for election and their terms of office continued after the date of the Annual Meeting: John J. Sweeney, John J. Flynn, Frank Hurt, Edward C. Sullivan, Tony Stanley, Stephen Frank and Marlyn J. Spear. Trustee Andrew Stern did not seek reelection to the Board of Trustees and his term of office expired at the Annual Meeting. Trustee Jeremiah O'Connor resigned from the Board of Trustees effective March 1, 2005. Trustee Jon F. Walters was unanimously appointed by the Union Trustees to serve out the remainder of Trustee O'Connor's term, such term to expire at the 2006 Annual Meeting of Participants or until his respective successor shall be elected and qualify. Trustee Walters was elected pursuant to Section 2.7 of the Trust's Declaration of Trust, which permits, upon the resignation of any Union Trustee, the remaining Union Trustees to appoint by majority vote a replacement to serve out the remainder of the term of such resigning Union Trustee.

Ernst & Young LLP was ratified as the HIT's Independent Registered Public Accounting Firm by a vote of 2,414,427.810 for, 134,545.811 against, 93,926.314 abstentions, and 644,323.835 votes not cast.

Availability of Quarterly Portfolio Schedule

In addition to disclosure in the Annual and Semi-Annual Report to Participants, the Trust also files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Trust's Forms N-Q are made available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC (information relating to the hours and operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330). Participants may also obtain copies of the Trust's Forms N-Q, without charge, upon request, by calling the Trust collect at 202-331-8055.

Proxy Voting Record

The Trust invests exclusively in non-voting securities and has not deemed it necessary to adopt policies and procedures for the voting of portfolio securities. During the most recent twelve-month period ended June 30, the Trust held no voting securities in its portfolio and has reported this information in its most recent filing with the SEC on Form N-PX. The Trust's proxy voting report on Form N-PX for the most recent twelve-month period ended June 30 is available on the SEC's website at http://www.sec.gov. Participants may also obtain a copy of the Trust's report on Form N-PX, without charge, upon request, by calling the Trust collect at 202-331-8055.


--------------------------------------------------------------------------------
                                                    2005 Semi-Annual Report | 23
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Other Important Information
--------------------------------------------------------------------------------

Expense Example

Participants in the Trust incur ongoing expenses related to the management and distribution activities of the Trust, as well as certain other expenses. This example is intended to help participants understand the ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $50,000 invested at the beginning of the period January 1, 2005, and held for the entire period ended June 30, 2005.

Actual Expenses: The first line of the table below provides information about actual account values and actual expenses. Participants may use the information in this line, together with the amount they invested, to estimate the expenses that they paid over the period. Simply divide the account value by $50,000 (for example, an $800,000 account value divided by $50,000 = 16), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses paid on a particular account during this period.

Hypothetical Expenses (for Comparison Purposes Only): The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Trust's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Trust's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses a participant paid for the period. Participants may use this information to compare the ongoing costs of investing in the Trust and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the Trust charges no transactional costs, such as sales charges (loads) or redemption fees.

                                      Beginning         Ending           Expenses Paid
                                    Account Value     Account Value   During Period Ended
                                   January 1, 2005   June 30, 2005      June 30, 2005 *
-----------------------------------------------------------------------------------------
Actual expenses                       $ 50,000        $ 51,441.91          $ 93.06
-----------------------------------------------------------------------------------------
Hypothetical expenses (5% return
  before expenses)                    $ 50,000        $ 51,147.99          $ 92.79
-----------------------------------------------------------------------------------------

*Expenses are equal to the Trust's annualized expense ratio of 0.37%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Investment Advisory Agreement Approval

On May 12, 2005, the Board of Trustees met in person to discuss, among other things, the renewal and approval of the Investment Advisory Agreement ("Advisory Agreement") between the Trust and Wellington Management Company, LLP ("Wellington"). Unlike most other mutual funds, the Trust's portfolio is internally managed, except for a portion of its cash and cash equivalents having a duration of less than 24 months, which is managed by Wellington. The Trust has historically managed its cash position to be less than two percent of its assets. Trustees accordingly took note that although for purposes of the Investment Company Act of 1940 (the "Investment Company Act"), Wellington is the Trust's investment adviser, Wellington manages a small percentage of the Trust's assets. The Board of Trustees has previously considered the Trust's internal management structure and made a determination that the structure is in the best interests of the Trust and its participants.

In evaluating the Advisory Agreement, the Board of Trustees considered a variety of information relating to the Trust and Wellington. The Trustees considered materials prepared by Wellington, which provided an overview of Wellington, the services provided to the Trust, Wellington personnel serving the Trust, the investment performance of Trust assets managed by Wellington, and a comparison of fees charged by Wellington to the Trust and another similar fund. Representatives of Wellington met with the Trustees at the May 12, 2005 meeting to review these materials. The Trustees also considered materials which outlined the requirements of the Investment Company Act with respect to the approval of investment advisory agreements and requested and received the advice of the Trust's outside counsel.


--------------------------------------------------------------------------------
AFL-CIO Housing Investment Trust | 24
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Other Important Information
--------------------------------------------------------------------------------

Investment Advisory Agreement Approval (Continued)

In the course of their deliberations regarding the Advisory Agreement, the Trustees considered the following factors, among other things: the nature, extent and quality of the services provided by Wellington; the investment performance of the Trust; the cost of services to be provided by Wellington; the extent to which economies of scale would be realized as the Trust grows; and whether fee levels reflect these economies of scale for the benefit of the Trust's participants.

Nature, Extent and Quality of the Services under the Advisory Agreement: In considering the nature, extent and quality of services provided to the Trust under the Advisory Agreement, the Trustees reviewed information describing the services provided by Wellington to the Trust. The Trustees also reviewed information on Wellington personnel serving the Trust, including biographical information and a description of the responsibilities of the personnel, and concluded that Wellington's personnel are well qualified to perform the services set forth in the Advisory Agreement. In addition, the Trustees considered the financial condition and stability of Wellington. It was noted that Wellington manages over $470 billion of client assets and serves as an investment adviser for over 300 mutual funds. The Trustees also reviewed Wellington's certification that its code of ethics contains provisions necessary to prevent access persons from engaging in conduct prohibited by Rule 17j-1 of the Investment Company Act. Based on the foregoing, the Trustees concluded that they were satisfied with the nature, extent and quality of services provided to the Trust under the Advisory Agreement.

Investment Performance: The Trustees reviewed the returns of Trust assets under management by Wellington, including periods of outperformance and underperformance against relevant benchmarks, and determined that the returns provided by Wellington have been in line with expectations.

Cost of Services Provided: The Trustees considered information comparing the advisory fee charged to the Trust with fees charged to a similar fund advised by Wellington. The Board concluded that, while Wellington's advisory fee is higher for the Trust, based on the relatively small percentage of the Trust's assets under management compared to the other fund, the level of fees charged bears a reasonable relationship to the services provided pursuant to the Advisory Agreement. The Trustees did not consider the profitability of Wellington in determining whether to approve the advisory fee. Wellington is an independent firm and the advisory fee is the result of an arm's length negotiation between the Trust and Wellington. Because the Trust is internally managed, Trustees also considered the expense of Wellington relative to the expense of adding staff to the Trust's portfolio management group to perform the services provided by Wellington. It was noted that Wellington's fees were substantially less than the costs the Trust would incur in retaining additional staff.

Economies of Scale: The Trustees reviewed the structure of the advisory fee under the Advisory Agreement and concluded that the Trust's participants benefit from economies of scale as the Trust's assets grow because of the breakpoint that reduces the advisory fee on assets managed by Wellington above a specified level.

Conclusion: Based on the Trustees' deliberations and their evaluation of the information described above, the Board concluded it would be in the best interest of the Trust and its participants to approve renewal of the Advisory Agreement.


--------------------------------------------------------------------------------
                                                    2005 Semi-Annual Report | 25
--------------------------------------------------------------------------------

                        AFL-CIO Housing Investment Trust
                        [LOGO]
                        1717 K Street, NW, Suite 707
                        Washington, DC 20036
                        202-331-8055
                        www.aflcio-hit.com

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not Applicable.

Item 6. Schedule of Investments.

Not Applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

No material changes have been made to the procedures by which participants may recommend nominees to the Board of Trustees of the Trust, where those changes were implemented after the Trust last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101) or this
Item 10.

Item 11. Controls and Procedures.

      (a) The Trust's Chief Executive Officer (the principal executive officer) and Chief Financial Officer (the principal financial officer) have concluded that the Trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c)), are effective to ensure that material information relating to the Trust is made known to them by appropriate persons, based on their evaluation of such controls and procedures as of June 30, 2005.

      (b) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Trust's second fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits.

      (a)   (1)   Not Applicable.

            (2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).

            (3)   Not Applicable.

      (b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the AFL-CIO Housing Investment Trust has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AFL-CIO HOUSING INVESTMENT TRUST

By: /s/ Stephen Coyle
    -------------------------------
    Name: Stephen Coyle
    Title: Chief Executive Officer

Date: September 2, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the AFL-CIO Housing Investment Trust and in the capacities and on the dates indicated.

/s/ Stephen Coyle
-----------------------------
Stephen Coyle
Chief Executive Officer
(Principal Executive Officer)

Date: September 2, 2005

/s/ Erica Khatchadourian
-----------------------------
Erica Khatchadourian
Chief Financial Officer
(Principal Financial Officer)

Date: September 2, 2005